Debt	12 Months Ended
Dec. 31, 2024
Debt
Debt

Note 5.Debt

In December 2020, the Company entered into a $20 million convertible debt financing agreement (the “Loan Agreement”) with Pontifax Medison Debt Financing (“Pontifax”), the healthcare-dedicated venture and debt fund of the Pontifax life science funds. Under the terms of the Loan Agreement, the Company had access to up to $20 million in convertible debt financing in three tranches, which will mature on June 15, 2025 and had an interest-only period for the first two years with a fixed interest rate of 8.47% on borrowed amounts and an interest rate of 1% on amounts available but not borrowed as an unused line of credit fee. After the interest-only period, the outstanding principal was to be repaid in quarterly payments of $1 million each commencing in the first quarter of 2023. The agreement was secured by a lien covering substantially all of the Company’s assets, other than intellectual property.

Upon the closing of this transaction, the Company accessed the first tranche of $10 million, had the option to draw the second tranche of $5 million at any time during the initial 12 months of the loan and the third tranche of $5 million upon filing of the HyBryte™ NDA, subject to certain conditions. The Company elected to let the options to borrow both the second and third tranches expire as of December 15, 2021 and March 15, 2022, respectively.

In April 2023, the Company entered into an amendment to the Loan Agreement (the “2023 Amendment”). The 2023 Amendment called for the immediate payment of $5 million of the outstanding principal balance and any accrued interest, waived any prepayment charge in connection with the repayment of this amount and resulted in an outstanding principal balance of $3 million. The 2023 Amendment also provided for interest only through June 30, 2024, reduced quarterly principal repayments to $750,000 and eliminated the minimum cash covenant. Further, the 2023 Amendment reduced the conversion price with respect to the remaining principal amount to (i) 90% of the closing price of the Company’s common stock on the day before the delivery of a conversion notice with respect to the first 36,790 shares of the Company’s common stock issuable upon conversion and to (ii) $27.20 with respect to all shares of the Company’s common stock issuable upon conversion thereafter. The remaining terms of the agreement remained unmodified.

On January 3, 2024, Pontifax delivered a conversion notice to the Company electing to convert a portion of the remaining principal balance into shares of the Company’s common stock. Upon conversion, the Company issued 9,139 shares of the Company’s common stock at $10.88 per share, reducing the remaining principal balance by $99,416.

On April 15, 2024, Pontifax delivered a conversion notice to the Company electing to convert a portion of the remaining principal balance into shares of the Company’s common stock. Upon conversion, the Company issued 27,651 shares of the Company’s common stock at $5.60 per share, reducing the remaining principal balance by $154,840.

The 2023 Amendment resulted in the extinguishment of the original convertible debt for accounting purposes. The Company elected to account for the amended convertible debt using the fair value option. The fair value of the convertible debt on the date of the amendment was approximately $3,304,000, which resulted in the recognition of a loss on extinguishment of approximately $394,000 on the Company’s accompanying consolidated statements of operations for the year ended December 31, 2023. The fair value of the convertible debt as of December 31, 2023 was approximately $3,260,934, which resulted in the recognition of $43,066 of other income from the change in the fair value of the convertible debt on the Company’s accompanying consolidated statements of operations for the year ended December 31, 2023. For 2023 and through the 2024 Amendment (described below), the fair value of the convertible debt was estimated using the Monte Carlo valuation method.

In October 2024, the Company entered into an amendment (the “2024 Amendment”) to the Loan Agreement, as amended. The 2024 Amendment reduced the conversion price with respect to the remaining principal amount outstanding to (i) $3.81 for the first 501,648 shares of the Company’s common stock issuable upon conversion and (ii) $4.23 with respect to all shares of the Company’s common stock issuable upon conversion thereafter. The remaining terms of the agreement remained in effect with minimal, non-material modifications to those terms. The 2024 Amendment resulted in a substantial modification of the debt for accounting purposes, as defined, which is accounted for as an extinguishment. The difference between the fair value, or net carrying amount, of the debt before the 2024 Amendment and upon reacquisition was diminimus. Accordingly, no gain or loss was recognized related to the extinguishment related to the 2024 Amendment. Furthermore, as the 2024 Amendment resulted in a substantial modification, as defined, the Company elected not to account for the convertible debt using the fair value option in accordance with the applicable guidance. The Company determined the embedded conversion feature, after the 2024 Amendment, does not require bifurcation and is therefore the convertible debt, as amended, has been recorded as a single liability classified instrument in accordance with ASU 2020-06.  As a result of this election, the Company recognized a gain of $260,933 of other income from the change in the fair value of the convertible debt on the Company’s accompanying 2024 consolidated statement of operations.

In February 2025, the Company fully repaid all outstanding obligations and terminated the Loan Agreement. As a result, all related liens and security interests securing the Company’s obligations were released. The Company did not incur any prepayment penalties for the early repayment.

Interest expense incurred during the years ended December 31, 2024 and 2023 was $192,998 and $402,615, respectively. Interest expense paid during the years ended December 31, 2024 and 2023 was $227,735 and $552,058, respectively.

Annual principal and interest payments due, according to the agreement’s contractual terms, assuming no conversion is as follows as of December 31, 2024:

Year	Principal	Interest	Total
2025	1,372,873	43,646	1,416,519
Total	$1,372,873	$43,646	$1,416,519